Shareholder Report, Average Annual Return (Details) 216004_NEOS MLP - Energy Infrastructure High Income ETF_TF_TSR Annual {TF}		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
NEOS MLP & Energy Infrastructure High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS MLP & Energy Infrastructure High Income ETF NAV
Average Annual Return, Percent	1.28%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	1.88%
MerQube North America MLP & Energy Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MerQube North America MLP & Energy Infrastructure Index
Average Annual Return, Percent	1.44%